Shareholder Report, Line Graph (Details) 190148_Angel Oak UltraShort Income Fund_Class A_TSR SemiAnnual {Class A} - USD ($)										6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Apr. 30, 2018	Jul. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name										Class A
Accumulated Value	$ 12,540	$ 11,928	$ 11,212	$ 10,542	$ 10,802	$ 10,774	$ 10,613	$ 10,212	$ 10,000	$ 12,767
Bloomberg U.S. Aggregate Bond Index_1
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,748	10,995	10,772	10,551	11,513	11,866	11,331	10,334	10,000	$ 11,654
Bloomberg Short Treasury: 9-12 Months Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Short Treasury: 9-12 Months Index
Accumulated Value	12,214	11,709	11,151	10,617	10,597	10,625	10,467	10,181	10,000	$ 12,397
Bloomberg Short Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Short Term Government/Corporate Index
Accumulated Value	$ 12,353	$ 11,836	$ 11,245	$ 10,686	$ 10,563	$ 10,565	$ 10,444	$ 10,179	$ 10,000	$ 12,566